Liability under insurance contracts and reinsurance contracts - Summary of fair value amounts of basic items of insurance contracts (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Abstract]
Fair Value Of Financial Asset Liabilities Insurance	₩ 940,453	₩ 5,695,788